Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions established:
Individual provisions	$ (1,001)	$ (226,043)	$ (20,611)
Group provisions	(193,449)	(367,474)	(362,619)
Provisions established net	(194,450)	(593,517)	(383,230)
Provisions released:
Individual provisions	104,871	4,652	3,654
Group provisions
Provisions released net	104,871	4,652	3,654
Recovery of written-off assets	70,407	41,759	47,975
Provisions net allowances for credit risk	(19,172)	(547,106)	(331,601)
Loans and advance to banks [member]
Provisions established:
Individual provisions		(348)
Group provisions
Provisions established net		(348)
Provisions released:
Individual provisions	377		902
Group provisions
Provisions released net	377		902
Recovery of written-off assets
Provisions net allowances for credit risk	377	(348)	902
Commercial loans [member]
Provisions established:
Individual provisions		(207,611)	(17,143)
Group provisions	(32,551)	(88,278)	(64,492)
Provisions established net	(32,551)	(295,889)	(81,635)
Provisions released:
Individual provisions	95,488
Group provisions
Provisions released net	95,488
Recovery of written-off assets	15,480	8,599	12,253
Provisions net allowances for credit risk	78,417	(287,290)	(69,382)
Mortgage loans [member]
Provisions established:
Individual provisions
Group provisions	(15,046)	(4,607)	(17,168)
Provisions established net	(15,046)	(4,607)	(17,168)
Provisions released:
Individual provisions
Group provisions
Provisions released net
Recovery of written-off assets	7,922	3,377	5,114
Provisions net allowances for credit risk	(7,124)	(1,230)	(12,054)
Consumer loans [member]
Provisions established:
Individual provisions
Group provisions	(141,978)	(219,463)	(278,252)
Provisions established net	(141,978)	(219,463)	(278,252)
Provisions released:
Individual provisions
Group provisions
Provisions released net
Recovery of written-off assets	47,005	29,783	30,608
Provisions net allowances for credit risk	(94,973)	(189,680)	(247,644)
Subtotal [member]
Provisions established:
Individual provisions		(207,611)	(17,143)
Group provisions	(189,575)	(312,348)	(359,912)
Provisions established net	(189,575)	(519,959)	(377,055)
Provisions released:
Individual provisions	95,488
Group provisions
Provisions released net	95,488
Recovery of written-off assets	70,407	41,759	47,975
Provisions net allowances for credit risk	(23,680)	(478,200)	(329,080)
Debt instruments at fair value through OCI [member]
Provisions established:
Individual provisions	(1,001)		(3,468)
Group provisions
Provisions established net	(1,001)		(3,468)
Provisions released:
Individual provisions		4,652
Group provisions
Provisions released net		4,652
Recovery of written-off assets
Provisions net allowances for credit risk	(1,001)	4,652	(3,468)
Contingent loan risks [member]
Provisions established:
Individual provisions		(18,084)
Group provisions	(3,874)	(55,126)	(2,707)
Provisions established net	(3,874)	(73,210)	(2,707)
Provisions released:
Individual provisions	9,006		2,752
Group provisions
Provisions released net	9,006		2,752
Recovery of written-off assets
Provisions net allowances for credit risk	$ 5,132	$ (73,210)	$ 45